Impairment of Assets - Lifecell - Additional Information (Detail) - Lifecell [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Actuarial assumption of weighted average cost of capital [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)	(0.50%)
Individual assets or cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	6.00%	6.00%
Description on key assumptions	Post-tax WACC rate of 26.5% for the period from 2018 to 2022, a post-tax WACC rate of 25.9% for the period after 2022 and a terminal growth rate of 6.0% were used to extrapolate cash flows beyond the 6-year forecasts period based on the business plans.	Post-tax WACC rate of 28.7% for the period from 2017 to 2021, a post-tax WACC rate of 27.9% for the period after 2021 and a terminal growth rate of 6.0% were used to extrapolate cash flows beyond the 5-year forecasts period based on the business plans
Pre-tax rate		30.00%
Individual assets or cash-generating units [member] | 2018 to 2022 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate	26.50%
Individual assets or cash-generating units [member] | After 2022 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate	25.90%
Individual assets or cash-generating units [member] | 2017 To 2021 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate		28.70%
Individual assets or cash-generating units [member] | After 2021 [member]
Disclosure of detailed information about intangible assets [line items]
Post-tax WACC rate		27.90%